Variable and Voting Interest Entities (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Consolidating Statements of Financial Condition

Condensed Consolidating Statements of Financial Condition

	December 31, 2013					December 31, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported	Before Consolidation	Launch Equity	Eliminations	As Reported
Cash and cash equivalents	$211,839	$—	$—	$211,839	$141,159	$—	$—	$141,159
Cash and cash equivalents of Launch Equity		19,156	—	19,156	—	10,180	—	10,180
Accounts receivable	64,110	—	—	64,110	46,022	—	—	46,022
Accounts receivable of Launch Equity		7,428	—	7,428	—	10,595	—	10,595
Investment securities of Launch Equity	1	63,364	(1)	63,364	1	46,237	(1)	46,237
Other assets	215,501	—	—	215,501	33,367	—	—	33,367

Total assets	$491,451	$89,948	$(1)	$581,398	$220,549	$67,012	$(1)	$287,560

Payables of Launch Equity	$—	$7,485	$—	$7,485	$—	$10,726	$—	$10,726
Securities sold, not yet purchased of Launch Equity	—	31,990	—	31,990	—	19,586	—	19,586
Other liabilities	409,612	—	—	409,612	572,769	—	—	572,769

Total liabilities	409,612	39,475	—	449,087	572,769	30,312	—	603,081
Redeemable preferred units	—	—	—	—	357,194	—	—	357,194
Total stockholders’ equity	43,779	—	—	43,779	—	—	—	—
Noncontrolling interest—Artisan Partners Holdings	38,060	1	(1)	38,060	(709,414)	1	(1)	(709,414)
Noncontrolling interest—Launch Equity	—	50,472	—	50,472	—	36,699	—	36,699

Total equity (deficit)	81,839	50,473	(1)	132,311	(709,414)	36,700	(1)	(672,715)

Total liabilities and equity	$491,451	$89,948	$(1)	$581,398	$220,549	$67,012	$(1)	$287,560

Condensed Consolidating Statements of Operations

Condensed Consolidating Statements of Operations

	For the Year Ended
	December 31, 2013
	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$688,333	$—	$(2,492)	$685,841
Total operating expenses	949,537	—	(2,492)	947,045

Operating income (loss)	(261,204)	—	—	(261,204)
Non-operating income (loss)	42,839	—	—	42,839
Net gains of Launch Equity	—	10,623	—	10,623

Total non-operating income (loss)	42,839	10,623	—	53,462

Income (loss) before income taxes	(218,365)	10,623	—	(207,742)
Provision for income taxes	26,390	—	—	26,390

Net income (loss)	(244,755)	10,623	—	(234,132)
Less: Net income (loss) attributable to noncontrolling interests—Artisan Partners Holdings	(269,562)	—	—	(269,562)
Less: Net income attributable to noncontrolling interests—Launch Equity	—	10,623	—	10,623

Net income attributable to Artisan Partners Asset Management Inc.	$24,807	$—	$—	$24,807

Condensed Consolidating Statement of Operations

	For the Year Ended
	December 31, 2012
	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$506,982	$—	$(1,404)	$505,578
Total operating expenses	459,895	—	(1,404)	458,491

Operating income (loss)	47,087	—	—	47,087
Non-operating income (loss)	(12,280)	—	—	(12,280)
Net gains of Launch Equity	—	8,817	—	8,817

Total non-operating income (loss)	(12,280)	8,817	—	(3,463)

Income (loss) before income taxes	34,807	8,817	—	43,624
Provision for income taxes	1,047	—	—	1,047

Net income	33,760	8,817	—	42,577
Less: Net income attributable to noncontrolling interests—Artisan Partners Holdings	33,760	—	—	33,760
Less: Net income attributable to noncontrolling interests—Launch Equity	—	8,817	—	8,817

Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

Condensed Consolidating Statement of Operations

	For the Year Ended
	December 31, 2011
	Before Consolidation	Launch Equity	Eliminations	As Reported
Total revenues	$455,191	$—	$(97)	$455,094
Total operating expenses	300,896	—	(97)	300,799

Operating income (loss)	154,295	—	—	154,295
Non-operating income (loss)	(20,059)	—	—	(20,059)
Net gains of Launch Equity	—	(3,102)	—	(3,102)

Total non-operating income (loss)	(20,059)	(3,102)	—	(23,161)

Income (loss) before income taxes	134,236	(3,102)	—	131,134
Provision for income taxes	1,162	—	—	1,162

Net income (loss)	133,074	(3,102)	—	129,972
Less: Net income attributable to noncontrolling interests—Artisan Partners Holdings	133,074	(1)	—	133,073
Less: Net income (loss) attributable to noncontrolling interests—Launch Equity	—	(3,101)	—	(3,101)

Net income attributable to Artisan Partners Asset Management Inc.	$—	$—	$—	$—

Launch Equity
Fair value hierarchy of assets and liabilities

The following table presents the fair value hierarchy levels of investments and liabilities held by Launch Equity which are measured at fair value as of December 31, 2013 and December 31, 2012:

	Assets and Liabilities at Fair Value:
	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets
Cash and cash equivalents	$19,156	$19,156	$—	$—
Investment securities—long position	$63,364	$63,364	$—	$—

Liabilities
Investment securities—short position	$31,990	$31,990	$—	$—

December 31, 2012
Assets
Cash and cash equivalents	$10,180	$10,180	$—	$—
Investment securities—long position	$46,237	$46,237	$—	$—

Liabilities
Investment securities—short position	$19,586	$19,586	$—	$—